Alpha Architect High Inflation and Deflation ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 25.1%
U.S. Equity - 25.1%
82,636	Schwab Intermediate-Term U.S. Treasury ETF	$4,072,302
	TOTAL INVESTMENT COMPANIES (Cost $4,172,889)	4,072,302

Principal Amount		Effective Yield	Maturity Date
SHORT TERM INVESTMENTS - 74.9%
U.S. Treasury Bills - 74.7%
$176,000	United States Treasury Bill (a)	4.83%	7/27/2023	175,378
535,000	United States Treasury Bill (a)	5.00%	8/3/2023	532,538
902,000	United States Treasury Bill (a)	5.09%	8/17/2023	896,053
226,000	United States Treasury Bill (a)	5.21%	8/24/2023	224,254
1,567,000	United States Treasury Bill (a)	5.03%	9/5/2023	1,552,725
3,048,000	United States Treasury Bill (a)	5.14%	9/7/2023	3,019,197
919,000	United States Treasury Bill (a)	5.01%	9/12/2023	909,688
616,000	United States Treasury Bill (a)	5.11%	9/14/2023	609,554
388,000	United States Treasury Bill (a)	5.13%	9/21/2023	383,546
3,877,000	United States Treasury Bill (a)	5.23%	9/28/2023	3,828,619
	TOTAL U.S. TREASURY BILLS (Cost $12,130,657)			12,131,552

Money Market Deposit Account - 0.2%
40,673	U.S. Bank Money Market Deposit Account, 5.05% (b)			40,673
	TOTAL Money Market Deposit Account (Cost $40,673)			40,673
	TOTAL SHORT TERM INVESTMENTS (Cost $12,171,330)			12,172,225

	TOTAL INVESTMENTS (Cost $16,344,219) - 100%			16,244,527
	Liabilities in Excess of Other Assets - 0.0% (c)			(3,136)
	TOTAL NET ASSETS - 100.0%			$16,241,391

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.

(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

(c)	Represents less than 0.05% of net assets.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
Australia - 7.7%
499,251	New Hope Corp. Ltd.	$1,612,998
189,077	Northern Star Resources Ltd.	1,521,523
147,401	Technology One Ltd.	1,536,695
212,129	Telix Pharmaceuticals Ltd. (a)	1,585,499
		6,256,715
Austria - 2.0%
28,704	ANDRITZ AG	1,598,982

Bermuda - 2.0%
327,706	Hafnia Ltd.	1,601,343

Cayman Islands - 2.2%
142,604	Melco Resorts & Entertainment Ltd. ADR (a)	1,741,195

Denmark - 5.6%
29,834	D/S Norden A/S	1,488,312
9,722	Novo Nordisk A/S - Class B	1,566,405
41,878	Zealand Pharma A/S (a)	1,501,188
		4,555,905
France - 6.0%
732	Hermes International	1,589,533
1,728	LVMH Moet Hennessy Louis Vuitton SE	1,627,271
10,616	Safran S.A.	1,661,871
		4,878,675
Germany - 12.3%
158,219	Deutsche Lufthansa AG (a)	1,619,275
13,960	Gerresheimer AG	1,570,542
49,210	Hensoldt AG	1,615,238
22,109	Hugo Boss AG	1,725,931
4,348	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,630,227
14,447	SMA Solar Technology AG (a)	1,764,059
		9,925,272
Ireland - 6.1%
397,301	AIB Group PLC	1,669,113
170,388	Bank of Ireland Group PLC	1,624,638
7,969	Flutter Entertainment PLC (a)	1,599,063
		4,892,814
Italy - 4.2%
22,988	Moncler S.p.A.	1,588,857
78,637	UniCredit S.p.A.	1,824,726
		3,413,583
Japan - 27.7%
57,496	Asics Corp.	1,761,598
6,516	Fast Retailing Co., Ltd.	1,658,183
68,604	Fujitsu General Ltd.	1,491,939
18,552	Goldwin, Inc.	1,568,553

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
113,964	NOK Corp.	$1,658,183
20,008	Sanken Electric Co., Ltd.	1,862,209
12,816	Socionext, Inc.	1,853,633
75,368	Sojitz Corp.	1,659,407
69,516	Sosei Group Corp. (a)	722,645
68,040	Sumitomo Forestry Co., Ltd.	1,642,353
38,712	Sumitomo Mitsui Financial Group, Inc.	1,652,359
114,660	Takashimaya Co., Ltd.	1,599,575
104,580	Toyo Seikan Group Holdings Ltd.	1,534,328
78,011	Yokohama Rubber Co., Ltd.	1,703,002
		22,367,967
Netherlands - 4.2%
103,465	ABN AMRO Bank N.V. (b)	1,606,585
5,375	Ferrari N.V. ADR	1,748,004
		3,354,589
Singapore - 6.1%
2,073,032	Genting Singapore Ltd.	1,440,883
335,608	Keppel Corp. Ltd.	1,665,136
422,100	Sembcorp Industries Ltd.	1,794,643
		4,900,662
Switzerland - 5.6%
8,739	BKW AG	1,542,665
52,700	Coca-Cola HBC AG	1,569,488
4,942	Swatch Group AG	1,441,658
		4,553,811
	TOTAL COMMON STOCKS (Cost $75,932,466)	78,765,549

United Kingdom - 5.8%
64,488	3i Group PLC	1,595,820
1,051,013	Centrica PLC	1,654,471
61,243	TORM PLC - Class A	1,473,745
		4,724,036
	TOTAL COMMON STOCKS (Cost $75,932,466)	78,765,549

PREFERRED STOCKS - 1.9%
Germany - 1.9%
12,426	Dr Ing hc F Porsche AG (b)	1,542,369
	TOTAL PREFERRED STOCKS (Cost $1,439,231)	1,542,369

MONEY MARKET FUNDS - 0.6%
499,185	First American Government Obligations Fund - Class X, 5.01% (c)	499,185
	TOTAL MONEY MARKET FUNDS (Cost $499,185)	499,185

	TOTAL INVESTMENTS (Cost $77,870,882) - 100.0%	80,807,103
	Other Assets in Excess of Liabilities - 0.0% (d)	14,652
	TOTAL NET ASSETS - 100.0%	$80,821,755

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	144A restricted security.

(c)	Rate shown is the 7-day effective yield.

(d)	Represents less than 0.05% of net assets.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2023

Shares		Value
COMMON STOCKS - 99.1%
Australia - 11.6%
361,091	Iluka Resources Ltd.	$2,672,414
1,375,011	Incitec Pivot Ltd.	2,509,745
95,436	JB Hi-Fi Ltd.	2,781,399
863,314	New Hope Corp. Ltd.	2,789,225
554,406	Santos Ltd.	2,777,274
686,371	Whitehaven Coal Ltd.	3,067,994
		16,598,051
Austria - 2.1%
85,722	voestalpine AG	3,077,469

Belgium - 1.9%
24,978	Solvay S.A.	2,788,295

Denmark - 1.8%
51,795	D/S Norden A/S	2,583,867

France - 4.1%
128,354	Rexel S.A.	3,166,762
46,466	TotalEnergies SE	2,664,486
		5,831,248
Germany - 4.0%
24,071	Bayerische Motoren Werke AG	2,955,489
35,256	Mercedes-Benz Group AG	2,834,191
		5,789,680
Italy - 2.0%
194,352	Eni S.p.A.	2,795,605

Japan - 39.6%
277,576	Amada Co., Ltd.	2,718,146
334,140	Fujikura Ltd.	2,784,596
48,808	Horiba Ltd.	2,784,148
247,892	Inpex Corp.	2,745,289
232,272	Isuzu Motors Ltd.	2,800,882
220,588	JGC Holdings Corp.	2,851,080
307,252	Mazda Motor Corp.	2,967,225
805,424	Mitsubishi Motors Corp.	2,797,034
133,408	Nippon Steel Corp.	2,777,349
144,784	Niterra Co., Ltd.	2,892,770
126,476	Rinnai Corp.	2,744,353
68,564	Sankyo Co., Ltd.	2,765,463
25,848	SCREEN Holdings Co., Ltd.	2,909,120
29,984	Shimamura Co., Ltd.	2,830,189
86,140	Shin-Etsu Chemical Co., Ltd.	2,846,360
154,712	Subaru Corp.	2,898,136
117,788	Sumitomo Forestry Co., Ltd.	2,843,173
82,004	Suzuki Motor Corp.	2,955,770
125,752	Tokyo Gas Co., Ltd.	2,739,101
106,004	Yamaha Motor Co., Ltd.	3,028,161
		56,678,345

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
June 30, 2023

Shares		Value
Luxembourg - 2.2%
212,127	Tenaris S.A.	$3,174,660

Netherlands - 6.4%
205,667	CNH Industrial N.V. ADR	2,961,605
350,750	Iveco Group N.V. (a)	3,158,365
62,091	STMicroelectronics N.V.	3,087,205
		9,207,175
Norway - 1.8%
439,460	Norsk Hydro ASA	2,612,129

Portugal - 2.0%
248,320	Galp Energia SGPS S.A.	2,904,771

Singapore - 2.3%
2,929,440	Yangzijiang Shipbuilding Holdings Ltd.	3,249,157

Spain - 5.8%
123,849	Endesa S.A.	2,655,587
219,406	Indra Sistemas S.A.	2,772,442
195,233	Repsol S.A.	2,839,807
		8,267,836
Sweden - 4.0%
200,135	Skanska AB	2,804,768
144,683	Volvo AB	2,991,494
		5,796,262
United Kingdom - 7.4%
464,762	BP PLC	2,705,406
169,206	Mondi PLC	2,576,556
94,774	Shell PLC	2,819,508
1,875,229	Taylor Wimpey PLC	2,447,038
		10,548,508
	TOTAL COMMON STOCKS (Cost $135,472,200)	141,903,058

MONEY MARKET FUNDS - 0.2%
232,722	First American Government Obligations Fund - Class X, 5.01% (b)	232,722
	TOTAL MONEY MARKET FUNDS (Cost $232,722)	232,722

	TOTAL INVESTMENTS (Cost $135,704,922) - 99.3%	142,135,780
	Other Assets in Excess of Liabilities - 0.7%	1,080,016
	TOTAL NET ASSETS - 100.0%	$143,215,796

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Rate shown is the 7-day effective yield.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 3.8%
14,539	Axon Enterprise, Inc. (a)	$2,836,850
13,645	Boeing Co. (a)	2,881,278
		5,718,128
Application Software - 1.9%
3,564	Fair Isaac Corp. (a)	2,884,024

Automotive Retail - 2.0%
3,088	O’Reilly Automotive, Inc. (a)	2,949,966

Biotechnology - 11.1%
135,497	Immunovant, Inc. (a)	2,570,378
12,807	Karuna Therapeutics, Inc. (a)	2,777,198
24,101	Krystal Biotech, Inc. (a)	2,829,457
49,256	Morphic Holding, Inc. (a)	2,823,846
43,492	Prothena Corp. PLC ADR (a)(b)	2,969,634
56,565	Sage Therapeutics, Inc. (a)	2,659,686
		16,630,199
Building Products - 2.0%
31,846	AAON, Inc.	3,019,319

Casinos & Gaming - 3.9%
50,751	Las Vegas Sands Corp. (a)	2,943,557
28,244	Wynn Resorts Ltd.	2,982,848
		5,926,405
Communications Equipment - 1.8%
16,543	Arista Networks, Inc. (a)	2,680,959

Construction & Engineering - 2.0%
18,572	Comfort Systems USA, Inc.	3,049,522

Diversified Banks - 1.9%
2,217	First Citizens BancShares, Inc. - Class A	2,845,409

Education Services - 1.8%
18,666	Duolingo, Inc. (a)	2,668,118

Electric Utilities - 1.9%
166,996	PG&E Corp. (a)	2,885,691

Electrical Components & Equipment - 2.2%
9,748	Hubbell, Inc.	3,232,047

Environmental & Facilities Services - 2.1%
19,633	Clean Harbors, Inc. (a)	3,228,254

Footwear - 2.1%
5,846	Deckers Outdoor Corp. (a)	3,084,700

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Health Care Distributors - 2.2%
34,309	Cardinal Health, Inc.	$3,244,602

Health Care Equipment - 2.1%
9,089	Penumbra, Inc. (a)	3,127,161

Health Care Services - 2.0%
318,192	Hims & Hers Health, Inc. (a)	2,991,005

Homebuilding - 6.5%
25,991	D.R. Horton, Inc.	3,162,845
25,945	Lennar Corp. - Class A	3,251,168
42,143	PulteGroup, Inc.	3,273,668
		9,687,681
Industrial Conglomerates - 2.0%
27,626	General Electric Co.	3,034,716

Industrial Machinery & Supplies & Components - 2.0%
52,654	Crane NXT Co.	2,971,792

Oil & Gas Equipment & Services - 4.4%
61,866	Tidewater, Inc. (a)	3,429,851
48,799	Weatherford International PLC ADR (a)(b)	3,241,230
		6,671,081
Other Specialty Retail - 4.1%
21,841	Dick’s Sporting Goods, Inc.	2,887,162
6,786	Ulta Beauty, Inc. (a)	3,193,458
		6,080,620
Packaged Foods & Meats - 2.0%
25,739	Lamb Weston Holdings, Inc.	2,958,698

Personal Care Products - 4.2%
261,375	Coty, Inc. - Class A (a)	3,212,299
26,847	elf Beauty, Inc. (a)	3,066,733
		6,279,032
Property & Casualty Insurance - 4.2%
39,143	Arch Capital Group Ltd. ADR (a)(b)	2,929,854
9,113	Kinsale Capital Group, Inc.	3,410,085
		6,339,939
Restaurants - 7.6%
1,342	Chipotle Mexican Grill, Inc. (a)	2,870,538
28,594	Starbucks Corp.	2,832,522
25,786	Texas Roadhouse, Inc.	2,895,252
13,914	Wingstop, Inc.	2,785,026
		11,383,338
Semiconductors - 7.3%
69,625	Allegro MicroSystems, Inc. (a)	3,142,873
13,718	First Solar, Inc. (a)	2,607,655
27,723	Impinj, Inc. (a)	2,485,367
42,806	Rambus, Inc. (a)	2,746,861
		10,982,756

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Soft Drinks & Non-alcoholic Beverages - 2.2%
22,108	Celsius Holdings, Inc. (a)	$3,298,293

Technology Hardware, Storage & Peripherals - 2.0%
12,089	Super Micro Computer, Inc. (a)	3,013,183

Trading Companies & Distributors - 4.4%
8,433	Watsco, Inc.	3,216,937
4,266	W.W. Grainger, Inc.	3,364,125
		6,581,062
	TOTAL COMMON STOCKS (Cost $137,333,681)	149,447,700

MONEY MARKET FUNDS - 0.3%
430,844	First American Government Obligations Fund - Class X, 5.01% (c)	430,844
	TOTAL MONEY MARKET FUNDS (Cost $430,844)	430,844

	TOTAL INVESTMENTS (Cost $137,764,525) - 100.0%	149,878,544
	Liabilities in Excess of Other Assets - (0.0%) (d)	(16,080)
	TOTAL NET ASSETS - 100.0%	$149,862,464

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Rate shown is the 7-day effective yield.

(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Agricultural & Farm Machinery - 2.0%
36,061	AGCO Corp.	$4,739,137

Air Freight & Logistics - 2.0%
58,959	Hub Group, Inc. - Class A (a)	4,735,587

Broadcasting - 4.0%
140,549	Fox Corp. - Class A	4,778,666
295,771	TEGNA, Inc.	4,803,321
		9,581,987
Building Products - 6.2%
37,140	Builders FirstSource, Inc. (a)	5,051,040
37,691	Owens Corning	4,918,676
52,222	UFP Industries, Inc.	5,068,145
		15,037,861
Coal & Consumable Fuels - 3.9%
69,648	CONSOL Energy, Inc.	4,722,831
222,132	Peabody Energy Corp.	4,811,379
		9,534,210
Construction Machinery & Heavy Transportation Equipment - 2.0%
82,215	Terex Corp.	4,918,923

Homebuilding - 14.2%
17,096	Cavco Industries, Inc. (a)	5,043,320
92,857	KB Home	4,801,635
792	NVR, Inc. (a)	5,029,691
74,844	Skyline Champion Corp. (a)	4,898,540
99,962	Taylor Morrison Home Corp. (a)	4,875,147
62,505	Toll Brothers, Inc.	4,942,270
147,667	Tri Pointe Homes, Inc. (a)	4,852,338
		34,442,941
Industrial Machinery & Supplies & Components - 2.1%
58,901	Mueller Industries, Inc.	5,140,879

Integrated Oil & Gas - 5.9%
29,820	Chevron Corp.	4,692,177
44,633	Exxon Mobil Corp.	4,786,889
81,143	Occidental Petroleum Corp.	4,771,208
		14,250,274
Managed Health Care - 2.1%
16,712	Molina Healthcare, Inc. (a)	5,034,323

Oil & Gas Equipment & Services - 1.9%
337,386	Liberty Energy, Inc.	4,510,851

Oil & Gas Exploration & Production - 19.6%
275,023	CNX Resources Corp. (a)	4,873,409
45,271	ConocoPhillips	4,690,529
187,848	Coterra Energy, Inc.	4,752,554

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
53,312	Denbury, Inc. (a)	$4,598,693
37,325	Diamondback Energy, Inc.	4,903,012
119,897	EQT Corp.	4,931,364
202,467	Marathon Oil Corp.	4,660,790
122,831	Murphy Oil Corp.	4,704,427
23,085	Pioneer Natural Resources Co.	4,782,750
167,366	Range Resources Corp.	4,920,560
		47,818,088
Oil & Gas Refining & Marketing - 9.9%
103,802	HF Sinclair Corp.	4,630,607
41,752	Marathon Petroleum Corp.	4,868,283
118,387	PBF Energy, Inc. - Class A	4,846,764
48,879	Phillips 66	4,662,079
41,611	Valero Energy Corp.	4,880,970
		23,888,703
Oil & Gas Storage & Transportation - 6.0%
31,863	Cheniere Energy, Inc.	4,854,647
125,009	International Seaways, Inc. ADR (b)	4,780,344
104,483	Scorpio Tankers, Inc. ADR (b)	4,934,732
		14,569,723
Other Specialty Retail - 4.2%
96,386	Academy Sports & Outdoors, Inc.	5,209,663
75,127	Signet Jewelers Ltd. ADR (b)	4,902,788
		10,112,451
Packaged Foods & Meats - 1.8%
95,508	Cal-Maine Foods, Inc.	4,297,860

Passenger Airlines - 1.9%
42,031	Copa Holdings S.A. - Class A ADR (b)	4,647,788

Steel - 6.0%
28,640	Alpha Metallurgical Resources, Inc.	4,707,270
45,005	Steel Dynamics, Inc.	4,902,395
124,710	Warrior Met Coal, Inc.	4,857,455
		14,467,120
Technology Distributors - 2.0%
34,124	Arrow Electronics, Inc. (a)	4,887,581

Tobacco - 2.0%
107,324	Altria Group, Inc.	4,861,777
	TOTAL COMMON STOCKS (Cost $224,996,859)	241,478,064

MONEY MARKET FUNDS - 0.3%
606,162	First American Government Obligations Fund - Class X, 5.01% (c)	606,162
	TOTAL MONEY MARKET FUNDS (Cost $606,162)	606,162

	TOTAL INVESTMENTS (Cost $225,603,021) - 100.0%	242,084,226
	Other Assets in Excess of Liabilities - 0.0%	52,046
	TOTAL NET ASSETS - 100.0%	$242,136,272

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 100.4%
International Developed Equity - 64.3%
481,040	Alpha Architect International Quantitative Momentum ETF (a)(b)	$12,415,642
460,399	Alpha Architect International Quantitative Value ETF (a)(b)(c)	10,957,496
		23,373,138
U.S. Equity - 36.1%
158,318	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	7,355,771
165,716	Alpha Architect U.S. Quantitative Value ETF (a)(b)(c)	5,733,774
		13,089,545
	TOTAL INVESTMENT COMPANIES (Cost $36,181,166)	36,462,683

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
1,899,150	First American Government Obligations Fund - Class X, 5.01% (d)	1,899,150
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,899,150)	1,899,150

MONEY MARKET FUNDS - 0.3%
114,822	First American Government Obligations Fund - Class X, 5.01% (d)	114,822
	TOTAL MONEY MARKET FUNDS (Cost $114,822)	114,822

	TOTAL INVESTMENTS (Cost $38,195,138) - 105.9%	38,476,655
	TOTAL SECURITIES SOLD SHORT (Proceeds $5,953,596) - (17.5%)	(6,366,831)
	Other Assets in Excess of Liabilities - 11.5%	4,190,138
	TOTAL NET ASSETS - 100.0%	$36,299,962

Percentages are stated as a percent of net assets.

(a)	Affiliated fund.

(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $18,276,512.

(c)	This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a market value of $1,866,316 as of June 30, 2023.

(d)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
June 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 17.5%
14,363	SPDR S&P 500 ETF Trust	$6,366,831
	TOTAL INVESTMENT COMPANIES (Proceeds $5,953,596)	$6,366,831

ALPHA ARCHITECT ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Funds did hold securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETFs

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$241,478,064	$-	$-	$241,478,064
Money Market Funds	606,162	-	-	606,162
Total Investments in Securities	$242,084,226	$-	$-	$242,084,226

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$141,903,058	$-	$-	$141,903,058
Money Market Funds	232,722	-	-	232,722
Total Investments in Securities	$142,135,780	$-	$-	$142,135,780

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$149,447,700	$-	$-	$149,447,700
Money Market Funds	430,844	-	-	430,844
Total Investments in Securities	$149,878,544	$-	$-	$149,878,544

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$78,765,549	$-	$-	$78,765,549
Preferred Stocks	1,542,369	-	-	1,542,369
Money Market Funds	499,185	-	-	499,185
Total Investments in Securities	$80,807,103	$-	$-	$80,807,103

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$36,462,683	$-	$-	$36,462,683
Investments purchased with Proceeds from Securities Lending	1,899,150	-	-	1,899,150
Money Market Funds	114,822	-	-	114,822
Total Investments in Securities	$38,476,655	$-	$-	$38,476,655
Liabilities*
Investment Companies	$(6,366,831)	$-	$-	$(6,366,831)
Total Investments in Securities	$(6,366,831)	$-	$-	$(6,366,831)

Alpha Architect High Inflation and Deflation ETF
Assets*
Investment Companies	$4,072,302	$-	$-	$4,072,302
U.S. Treasury Bills	-	12,131,552	-	12,131,552
U.S. Bank Money Market Deposit Account	40,673	-	-	40,673
Total Investments in Securities	$4,112,975	$12,131,552	$-	$16,244,527

*    For Further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETFs

TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs (i.e., the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF) during the fiscal period ended June 30, 2023:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$11,182,578	$7,427,252	$13,466,227	$5,508,491	$37,584,548
Purchases	1,839,899	3,810,593	1,041,435	7,032,600	13,724,527
Proceeds from Sales	(8,617,026)	(1,782,704)	(7,823,791)	(1,037,730)	(19,261,251)
Net Realized Gains (Losses)	(687,877)	(391,225)	(17,068)	(75,552)	(1,171,722)
Change in Unrealized Appreciation (Depreciation)	2,016,200	1,893,580	688,968	987,833	5,586,581
Value, End of Period	$5,733,774	$10,957,496	$7,355,771	$12,415,642	$36,462,683
Dividend Income	219,185	696,530	176,518	341,332	1,433,565
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	382,965	366,416	304,852	241,283
Number of Shares Purchased	52,895	168,758	22,799	279,382
Number of Shares Sold	(270,144)	(74,775)	(169,333)	(39,625)
Shares, End of Period	165,716	460,399	158,318	481,040